Stock Options (Details 4)	12 Months Ended
Oct. 31, 2020 shares
IfrsStatementLineItems [Line Items]
Number granted	3,575,000
Options [Member]
IfrsStatementLineItems [Line Items]
Number granted	1,270,000
Vesting terms	Fully vested on grant date
Options One [Member]
IfrsStatementLineItems [Line Items]
Number granted	1,500,000
Vesting terms	1/3 on grant date, 1/3 three months from grant date, 1/3 ten months from grant date
Options Two [Member]
IfrsStatementLineItems [Line Items]
Number granted	220,000
Vesting terms	1/2 on grant date, 1/4 on first anniversary of grant date, 1/4 on second anniversary of grant date
Options Three [Member]
IfrsStatementLineItems [Line Items]
Number granted	235,000
Vesting terms	1/4 on grant date, 1/4 on first anniversary of grant date, 1/4 on second anniversary of grant date, 1/4 on third anniversary of grant date
Options Four [Member]
IfrsStatementLineItems [Line Items]
Number granted	250,000
Vesting terms	1/4 on first anniversary of grant date, 1/4 on second anniversary of grant date, 1/4 on third anniversary of grant date, 1/4 on fourth anniversary of grant date
Options Five [Member]
IfrsStatementLineItems [Line Items]
Number granted	100,000
Vesting terms	One year from start date of employment